Expenses by nature	9 Months Ended
Sep. 30, 2025
Expenses by nature [Abstract]
Expenses by nature
3.	Expenses by nature

The following table provides the consolidated statement of comprehensive loss classification of our expense by nature:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
External research and development expenses	7,027	6,728	18,534	21,651
Employee expenses[1,3]	3,491	1,606	8,733	4,964
Depreciation	10	5	23	16
Other expenses	39	58	87	179
Total research and development expenses	10,567	8,397	27,377	26,810

External costs	3,615	3,016	10,178	7,253
Employee expenses[2,3]	2,304	1,134	6,222	3,084
Depreciation	79	74	224	221
Total general and administrative expenses	5,998	4,224	16,624	10,558
Total operating expenses	16,565	12,621	44,001	37,368

[1]Included in employee expenses is a share-based compensation expense of $1.1 million and $2.7 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the research and development department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).

[2]Included in employee expenses is share-based compensation expense of $1.2 million and $3.2 million for the three and nine months ended September 30, 2025, respectively, relating to employees in the general and administrative department (three and nine months ended September 30, 2024, $0.1 million and $0.2 million, respectively).

[3]Includes termination expenses incurred in the period.

Foreign exchange loss/gain
Foreign exchange loss of $0.2 million for the three months ended September 30, 2025 (foreign exchange loss of $1.8 million for the three months ended September 30, 2024), and foreign exchange gain of $1.6 million for the nine months ended September 30, 2025 (foreign exchange loss of $0.1 million for the nine months ended September 30, 2024) consists primarily of gains and losses related to the translation of the Group’s assets and liabilities from their denominated currencies into the functional currency of each entity.